Notes to Consolidated Statements of Cash flows - Summary Of Net Increase in cash and cash equivalents (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net decrease in cash and cash equivalents [Line Items]
Cash and cash equivalents at the end of the year	¥ 11,798,435	¥ 18,577,225	¥ 29,594,654
Cash and cash equivalents at the beginning of the year	(18,577,225)	(29,594,654)	(26,522,110)
Net increase/(decrease) in cash and cash equivalents	¥ (6,778,790)	¥ (11,017,429)	¥ 3,072,544